Document and Entity Information	Feb. 06, 2023
Cover [Abstract]
Entity Registrant Name	BED BATH & BEYOND INC
Amendment Flag	true
Entity Central Index Key	0000886158
Current Fiscal Year End Date	--02-28
Document Type	8-K/A
Document Period End Date	Feb. 06, 2023
Entity Incorporation State Country Code	NY
Entity File Number	0-20214
Entity Tax Identification Number	11-2250488
Entity Address, Address Line One	650 Liberty Avenue
Entity Address, City or Town	Union
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07083
City Area Code	(908)
Local Phone Number	688-0888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	BBBY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Form 8-K of Bed Bath & Beyond Inc. (the “Company”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on February 7, 2023. The amendment is being filed to include (i) a description of the Company’s convertible Series A preferred stock, par value $0.01 per share and stated value of $10,000 per share (the “Series A Convertible Preferred Stock”), warrants (the “Preferred Stock Warants”) to purchase shares of Series A Convertible Preferred Stock and warrants (the “Common Stock Warrants”) to purchase shares of the Company’s common stock, par value $0.01 per share (the “common stock”), in each case issued on February 7, 2023, and (ii) as Exhibit 10.1 hereto, the Second Amendment (including Amended Credit Facility) dated February 7, 2023 to the Amended and Restated Credit Agreement, dated as of August 9, 2021, among the Company, certain of the Company’s US and Canadian subsidiaries party thereto, JPMorgan Chase Bank, N.A., as administrative agent and collateral agent, and the lenders party thereto.